Exploration and evaluation - Disclosure of detailed information about exploration assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statements Line Items
Beginning balance	$ 95,002	$ 102,182
Additions	221	257
Investments tax credits	0	(93)
Transfer to royalty, stream and other interests	(2,288)	0
Impairment	(49,986)	(7,344)
Ending balance	42,949	95,002
Cost [Member]
Statements Line Items
Beginning balance	103,206
Ending balance	101,139	103,206
Accumulated impairment [Member]
Statements Line Items
Beginning balance	(8,204)
Ending balance	$ (58,190)	$ (8,204)